QUARTERLY FINANCIAL DATA - Consolidated Statement of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interim Period, Costs Not Allocable [Line Items]
Solar revenues	$ 0	$ 0	$ 0	$ 36	$ 58	$ 49	$ 296	$ 13	$ 124	$ 94	$ 94	$ 95	$ 482	$ 173
Cost of solar revenues	0	0	0	30	43	44	141	24	62	73	73	72	271	50
Gross Profit	0	0	0	6	15	5	155	(11)	62	21	21	23	211	123
Operating Expenses:
Research and development	55,163	67,521	51,496	42,525	24,077	22,781	9,482	11,854	23,397	66,602	118,098	185,619	67,514	58,374
Selling, general and admin	65,427	64,903	65,782	44,104	7,935	5,154	3,693	5,344	6,501	52,039	117,821	182,724	20,692	12,238
Total operating expenses	120,590	146,839	117,278	86,629	32,012	27,935	13,175	17,198	29,898	118,641	235,919	382,758	88,206	70,612
Loss from operations	(120,590)	(146,839)	(117,278)	(86,623)	(31,997)	(27,930)	(13,020)	(17,209)	(29,836)	(118,620)	(235,898)	(382,735)	(87,995)	(70,489)
Other income (expense):
Interest income (expense), net	(9)	(53)	171	22	62	374	411	338	333	84	255	202	1,456	686
Loss on forward contract liability	0	0	0	0	(1,324)	0	0	0	0	(1,324)	(1,324)	(1,324)	0	0
Revaluation of warrant liability	950	4,860	37,745	(29,157)	0	0	0	0	0	(29,157)	8,588	(13,448)
Other income (expense), net	219	(597)	(340)	(23)	114	1,278	85	9	1	91	(249)	(846)	1,373	6
Loss before income taxes										(148,926)	(228,628)
Income tax expense (benefit)	1	(1,030)	2	1	1	1	146	2	2	2	4	(1,026)	151	(2,002)
Net Loss	$ (120,224)	(142,236)	(79,704)	(115,782)	(33,146)	(26,279)	(15,514)	(16,766)	(30,097)	(148,928)	(228,632)	(370,866)	(88,656)	(64,293)
Premium paid on repurchase of redeemable convertible preferred stock		0	0	(13,407)	0	(16,816)	0	0	0	(13,407)	(13,407)	(13,407)	(16,816)	(166)
Net loss attributable to common stockholders		$ (142,236)	$ (79,704)	$ (129,189)	$ (33,146)	$ (43,095)	$ (15,514)	$ (16,766)	$ (30,097)	$ (162,335)	$ (242,039)	$ (384,273)	$ (105,472)	$ (64,459)
Net loss per share attributable to common stockholders:
Net loss attributable per share to common stockholders, basic and diluted										$ (0.56)
Basic	$ (0.31)	$ (0.37)	$ (0.21)	$ (0.43)	$ (0.12)	$ (0.16)	$ (0.06)	$ (0.06)	$ (0.12)		$ (0.76)	$ (1.15)	$ (0.40)	$ (0.28)
Diluted	$ (0.31)	$ (0.38)	$ (0.31)	$ (0.43)	$ (0.12)	$ (0.16)	$ (0.06)	$ (0.06)	$ (0.12)		$ (0.79)	$ (1.18)	$ (0.40)	$ (0.28)
Weighted average shared used to compute net loss per share attributable to common stockholders:
Weighted-average shares used to compute net loss attributable per share to common stockholders, basic and diluted										287,822,558
Basic	392,189,851	385,983,645	377,660,477	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343		318,315,891	335,325,271	262,528,769	226,465,041
Diluted	392,489,761	386,323,048	378,286,678	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343		318,976,447	335,831,033	262,528,769	226,465,041
As Previously Reported
Interim Period, Costs Not Allocable [Line Items]
Solar revenues										$ 94	$ 94
Cost of solar revenues										73	73
Gross Profit										21	21
Operating Expenses:
Research and development										66,602	118,098
Selling, general and admin										52,039	117,821
Total operating expenses										118,641	235,919
Loss from operations										(118,620)	(235,898)
Other income (expense):
Interest income (expense), net										84	255
Loss on forward contract liability										(1,324)	(1,324)
Revaluation of warrant liability										0	0	$ 0
Other income (expense), net										91	(249)
Loss before income taxes										(119,769)	(237,216)
Income tax expense (benefit)										2	4
Net Loss		$ (147,096)	$ (117,449)	$ (86,625)						(119,771)	(237,220)	(384,314)
Premium paid on repurchase of redeemable convertible preferred stock										(13,407)	(13,407)
Net loss attributable to common stockholders		$ (147,096)	$ (117,449)	$ (100,032)						$ (133,178)	$ (250,627)	$ (397,721)
Net loss per share attributable to common stockholders:
Net loss attributable per share to common stockholders, basic and diluted										$ (0.46)
Basic		$ (0.38)	$ (0.31)	$ (0.33)							$ (0.79)	$ (1.19)
Diluted		$ (0.38)	$ (0.31)	$ (0.33)							$ (0.79)	$ (1.19)
Weighted average shared used to compute net loss per share attributable to common stockholders:
Weighted-average shares used to compute net loss attributable per share to common stockholders, basic and diluted										287,822,558
Basic											318,315,891	335,325,271
Diluted		385,983,645	377,660,477								318,315,891	335,325,271
Adjustments
Interim Period, Costs Not Allocable [Line Items]
Solar revenues										$ 0	$ 0
Cost of solar revenues										0	0
Gross Profit											0
Operating Expenses:
Research and development										0	0
Selling, general and admin										0	0
Total operating expenses										0	0
Loss from operations										0	0
Other income (expense):
Interest income (expense), net										0	0
Loss on forward contract liability										0	0
Revaluation of warrant liability		$ 4,860	$ 37,745	$ (29,157)						(29,157)	8,588	$ (13,448)
Other income (expense), net										0	0
Loss before income taxes										(29,157)	8,588
Income tax expense (benefit)										0	0
Net Loss		4,860	37,745	(29,157)						(29,157)	8,588	13,448
Premium paid on repurchase of redeemable convertible preferred stock										0	0
Net loss attributable to common stockholders		$ 4,860	$ 37,745	$ (29,157)						$ (29,157)	$ 8,588	$ 13,448
Net loss per share attributable to common stockholders:
Net loss attributable per share to common stockholders, basic and diluted										$ (0.10)
Basic		$ 0.01	$ 0.10	$ (0.10)							$ 0.03	$ 0.04
Diluted				$ (0.10)							$ 0	$ 0.01
Weighted average shared used to compute net loss per share attributable to common stockholders:
Weighted-average shares used to compute net loss attributable per share to common stockholders, basic and diluted										0
Basic											0	0
Diluted		339,403	626,201								660,556	505,762